UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS--99.9%
--------------------------------------------------------------------------------------------
ENERGY--1.4%
--------------------------------------------------------------------------------------------
OIL & GAS--1.4%
Harvest Natural Resources, Inc. 1                                  320,000    $   3,804,800
--------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                       200,000        1,098,573
                                                                              --------------
                                                                                  4,903,373
MATERIALS--98.5%
--------------------------------------------------------------------------------------------
CHEMICALS--3.1%
Celanese Corp., Series A 1                                         190,000        3,418,100
--------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                               100,000        4,295,000
--------------------------------------------------------------------------------------------
Wellman, Inc.                                                      260,000        3,759,600
                                                                              --------------
                                                                                 11,472,700
--------------------------------------------------------------------------------------------
METALS & MINING--95.4%
Agnico-Eagle Mines Ltd.                                            560,900        8,161,095
--------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                  28,673          550,821
--------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                  95,626        3,582,186
--------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR 2                            551,293       18,992,044
--------------------------------------------------------------------------------------------
Apex Silver Mines Ltd. 1                                           277,000        4,437,540
--------------------------------------------------------------------------------------------
Barrick Gold Corp. 2,3                                             291,900        6,993,924
--------------------------------------------------------------------------------------------
Bema Gold Corp.                                                  2,220,000        5,949,600
--------------------------------------------------------------------------------------------
Celtic Resources Holdings plc 1                                    440,000        3,492,261
--------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                              420,800        6,697,313
--------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. 1,2                                    1,095,500        4,020,485
--------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR, B Shares        700,000       15,946,000
--------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                          248,000        6,589,360
--------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                              580,000        1,654,403
--------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                            1,390,600        3,966,573
--------------------------------------------------------------------------------------------
EuroZinc Mining Corp. 1                                            500,000          372,055
--------------------------------------------------------------------------------------------
First Quantum Minerals Ltd. 1                                      618,800       11,516,485
--------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                             667,200        4,302,737
--------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 2                      450,000       17,824,500
--------------------------------------------------------------------------------------------
Fujian Zijin Mining Industry Co. Ltd.                           15,600,000        6,400,451
--------------------------------------------------------------------------------------------
Glamis Gold Ltd. 1,2                                             1,178,000       18,388,580
--------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                    660,000        7,583,400
--------------------------------------------------------------------------------------------
Goldcorp, Inc. 1                                                    15,600          222,360
--------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                     600,000        8,552,294
--------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                     420,000        5,968,200
--------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                                     1,882,800        5,403,636
--------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 2                      773,000        6,029,400
--------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                 540,000        2,959,200
--------------------------------------------------------------------------------------------
IAMGOLD Corp. 4                                                  2,111,000       12,961,540
--------------------------------------------------------------------------------------------
IAMGOLD Corp. 4                                                    150,000          923,936
--------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                      168,800       14,186,918
--------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                             1,598,000       11,937,060
--------------------------------------------------------------------------------------------
JFE Holdings, Inc. 1                                               110,000        3,067,239
--------------------------------------------------------------------------------------------
Kinross Gold Corp. 1                                             1,575,290        9,451,740
--------------------------------------------------------------------------------------------


1            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Meridian Gold, Inc. 1                                              383,900    $   6,475,039
--------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1,2                                            487,000        8,201,080
--------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                             1,014,850       13,645,450
--------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.) 2                               534,005       22,561,711
--------------------------------------------------------------------------------------------
Northern Orion Resources, Inc. 1                                 1,010,000        2,931,046
--------------------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                                         800,000        6,648,000
--------------------------------------------------------------------------------------------
Peter Hambro Mining plc 1                                          300,000        3,599,977
--------------------------------------------------------------------------------------------
Placer Dome, Inc.                                                1,157,300       18,771,406
--------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR 1                                     595,800        7,364,088
--------------------------------------------------------------------------------------------
Royal Gold, Inc. 2                                                 550,000       10,081,500
--------------------------------------------------------------------------------------------
Stillwater Mining Co. 1                                             70,000          689,500
--------------------------------------------------------------------------------------------
Wheaton River Minerals Ltd. 1                                      275,000          982,224
--------------------------------------------------------------------------------------------
Yamana Gold, Inc. 1                                              1,539,600        5,117,149
                                                                              --------------
                                                                                346,153,506
                                                                              --------------
Total Common Stocks (Cost $314,641,773)                                         362,529,579

                                                                     UNITS
--------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------
Eldorado Gold Corp. Wts., Exp. 8/25/05 1                           240,000           29,764
--------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1                         70,000           58,194
                                                                              --------------
Total Rights, Warrants and Certificates (Cost $117,814)                              87,958

                                                                 PRINCIPAL
                                                                    AMOUNT
--------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
--------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement
(Principal Amount/Value $1,365,685,000, with a maturity
value of $1,365,789,323) with UBS Warburg LLC, 2.75%,
dated 3/31/05, to be repurchased at $103,008 on 4/1/05,
collateralized by Federal National Mortgage Assn., 5%--6%,
2/1/34--8/1/34, with a value of $1,394,346,245
(Cost $103,000)                                                $   103,000          103,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $314,862,587)                       99.9%     362,720,537
--------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        0.1          207,776

                                                               -----------------------------
NET ASSETS                                                           100.0%   $ 362,928,313
                                                               =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


2            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                         CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                                   SUBJECT TO CALL        DATES      PRICE      RECEIVED         VALUE
------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR        1,000      7/18/05   $  40.00   $   137,880   $    70,000

Barrick Gold Corp.                           1,000     10/24/05      25.00       244,492       155,000

Coeur d'Alene Mines Corp.                    1,000      6/20/05       5.00        31,119        10,000

Freeport-McMoRan Copper & Gold,
Inc., Cl. B                                  1,000      8/22/05      45.00       185,744       130,000

Freeport-McMoRan Copper & Gold,
Inc., Cl. B                                  1,000      8/22/05      40.00       251,218       300,000

Glamis Gold Ltd.                             1,500      8/22/05      22.50        75,998        30,000

Harmony Gold Mining Co. Ltd., Sponsored ADR  1,000      8/22/05      10.00        58,998        20,000

Meridian Gold, Inc.                          1,500      7/18/05      22.50       170,221        37,500

Newmont Mining Corp. (Holding
Co.)                                         1,000      6/20/05      47.50       134,495        65,000

Royal Gold, Inc.                             1,000      4/18/05      20.00        75,618        15,000

Royal Gold, Inc.                             1,000      7/18/05      17.50       173,095       185,000
                                                                             -------------------------

                                                                             $ 1,538,878   $ 1,017,500
                                                                             =========================

3. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                         CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                                    SUBJECT TO PUT        DATES      PRICE      RECEIVED         VALUE
------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                      1,000      5/23/05   $  12.50   $    78,098   $     5,000

Allegheny Technologies, Inc.                   500      4/18/05      22.50        65,998        25,000

Apex Silver Mines Ltd.                         500      4/18/05      20.00        83,497       185,000

Apex Silver Mines Ltd.                         500      4/18/05      17.50        58,448        70,000

Cameco Corp.                                   500      6/20/05      36.63        75,047        60,000

Cameco Corp.                                   500      6/20/05      35.00        60,998        45,000

Coeur d'Alene Mines Corp.                    1,000      6/20/05       5.00       101,997       130,000

Gold Fields Ltd., Sponsored ADR              1,500      4/18/05      12.00       159,261       135,000

Goldcorp, Inc.                                 500      7/18/05      15.00        48,498        72,500

Golden Star Resources Ltd.                   2,000      8/22/05       2.50        45,999        80,000

Harmony Gold Mining Co. Ltd., Sponsored ADR  1,000      5/23/05       5.00        56,339        35,000

IAMGOLD Corp.                                  500      6/20/05       7.50        36,999        72,500

Kinross Gold Corp.                           2,000      5/23/05       7.50       234,324       310,000

Meridian Gold, Inc.                            930      4/18/05      20.00       109,905       279,000

Meridian Gold, Inc.                            500      5/23/05      17.50        85,997        75,000

Newmont Mining Corp. (Holding
Co.)                                           500      4/18/05      42.50        43,249        45,000

Pan American Silver Corp.                    1,000      4/18/05      15.00       151,996        30,000

Placer Dome, Inc.                              500      4/18/05      17.50        44,499        67,500

Stillwater Mining Co.                          500      7/18/05      12.50        82,347       140,000

Stillwater Mining Co.                          500      7/18/05      10.00        39,549        52,500
                                                                             -------------------------

                                                                             $ 1,663,045   $ 1,914,000
                                                                             =========================

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


3            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS                                       VALUE         PERCENT
--------------------------------------------------------------------------------
Canada                                         $    176,932,433            48.8%
United States                                        76,586,484            21.1
South Africa                                         50,924,769            14.0
Peru                                                 15,946,000             4.4
Australia                                            13,645,450             3.8
Brazil                                                6,589,360             1.8
Hong Kong                                             6,400,451             1.8
Cayman Islands                                        4,437,540             1.2
Japan                                                 4,165,812             1.1
United Kingdom                                        3,599,977             1.0
Ireland                                               3,492,261             1.0
                                               ---------------------------------
Total                                           $   362,720,537           100.0%
                                               =================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  315,157,597
                                              ===============

Gross unrealized appreciation                 $  60,733,551
Gross unrealized depreciation                   (13,170,611)
                                              ---------------
Net unrealized appreciation                   $  47,562,940
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities


4            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                        CONTRACT
                         EXPIRATION       AMOUNT        VALUATION AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION          DATES       (000S)         MARCH 31, 2005    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Canadian Dollar (CAD)        4/1/05          502CAD     $       414,647    $      2,277    $         --

Japanese Yen (JPY)           4/1/05      116,931JPY           1,090,473           2,137              --
                                                                           ----------------------------
                                                                                  4,414              --
                                                                           ----------------------------

CONTRACTS TO SELL

British Pound (GBP)          4/4/05          374GBP             707,133              --           3,657

                                                                           ----------------------------
Total unrealized appreciation and depreciation                             $      4,414    $      3,657
                                                                           ============================

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


5            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the nine months ended March 31, 2005 was as follows:

                                       CALL OPTIONS                  PUT OPTIONS
                             --------------------------    ---------------------------
                             NUMBER OF        AMOUNT OF    NUMBER OF        AMOUNT OF
                             CONTRACTS         PREMIUMS    CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2004                   17,400    $   1,556,267       16,000    $   1,204,544
Options written                 23,500        2,544,120       54,700        5,129,125
Options closed or expired      (21,791)      (1,905,503)     (45,580)      (3,890,182)
Options exercised               (7,109)        (656,006)      (8,690)        (780,442)
                             ---------------------------------------------------------
Options outstanding as of
March 31, 2005                  12,000    $   1,538,878       16,430    $   1,663,045
                             =========================================================


6            |             OPPENHEIMER GOLD & SPECIAL MINERALS FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005